SHARE BASED COMPENSATION - Share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses		¥ 122,636	¥ 75,736	¥ 23,999
Income tax benefit		0	0	0
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 1,180	8,111	5,916	1,067
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	2,650	18,223	6,611	4,009
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	4,824	33,169	17,089	9,068
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 9,183	¥ 63,133	¥ 46,120	¥ 9,855